Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per ordinary share

	For the years ended December 31,
	2017	2018	2019
Numerator:
Net income attributable to Acorn International, Inc. from operations—basic and diluted	$12,384,303	$31,127,184	$9,836,231
—Continuing operations	16,306,229	32,117,419	10,897,318
—Discontinued operations	(3,921,926)	(990,235)	(1,061,087)

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	65,836,869	52,546,325	51,619,218

Income (Loss) per ordinary share:
Basic and diluted	$0.19	$0.60	$0.19
—Continuing operations	0.25	0.62	0.21
—Discontinued operations	(0.06)	(0.02)	(0.02)